Supplement to the
Fidelity® Select Portfolios®
April 29, 2006
Prospectus

The Board of Trustees has approved restructuring the funds in this product line to align them to the extent possible with the following 10 sectors and underlying groups and industries: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Telecommunication Services, and Utilities. The purpose of the restructuring is to align the funds' investment goals more closely with standard industry descriptions. Most of the funds will adopt new sector and industry benchmark indices as shown below. The product line restructuring will not occur until certain shareholder approvals have been obtained.

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of Fidelity® Select Portfolios® will be held to vote on various proposals. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

Included in the proxy statement are proposals to change fundamental investment policies for the following funds, in order to facilitate aligning them to their new benchmark indices. If shareholders approve the proxy proposals, the funds will adopt new 80% name test policies and certain of the funds will change their names as shown below. The changes will take effect on the first day of the month following shareholder approval of the proxy proposals.

Current name and name test policy	New name (if name change) and new name test policy	New benchmark index	Nature of Change
Banking Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans	Banking Portfolio normally invests at least 80% of assets in securities of companies principally engaged in banking	MSCI US Investable Market Banks Index	Modernize definition of banking

Business Services and Outsourcing Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in providing business-related services to companies and other organizations

	IT Services Portfolio normally invests at least 80% of assets in securities of companies principally engaged in providing information technology services	MSCI US Investable Market IT Services Index	Narrow fund to focus on information technology companies

Construction and Housing Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries

Construction and Housing Portfolio normally invests at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services

		MSCI US Construction & Housing Custom Index	Clarify policies to better reflect focus on the construction and housing industries

Consumer Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally

Consumer Discretionary Portfolio normally invests at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services

		MSCI US Investable Market Consumer Discretionary Index	Narrow fund to exclude consumer staples

SEL-06-13 September 13, 2006
1.482105.193

Cyclical Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries

Industrials Portfolio normally invests at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment

	MSCI US Investable Market Industrials Index	Modify fund to focus on industrial products, services, or equipment

Developing Communications Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment

Communications Equipment Portfolio normally invests at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications equipment	MSCI US Investable Market Communications Equipment Index	Modify fund to focus on communications equipment

Food and Agriculture Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies

Consumer Staples Portfolio normally invests at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples	MSCI US Investable Market Consumer Staples Index	Broaden fund to cover all types of consumer staples, not just food

Home Finance Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans

Home Finance Portfolio normally invests at least 80% of assets in securities of companies principally engaged in providing mortgages and other consumer loans and related services associated with home finance

	MSCI US Investable Market Thrifts & Mortgage Finance Index	Modernize definition of mortgage finance

Industrial Materials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector

Materials Portfolio normally invests at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods

	MSCI US Investable Market Materials Index	Broaden fund to include all types of materials, not just industrial materials

To determine whether the proposals were approved by shareholders, visit www.fidelity.com after September 20, 2006.

Other funds scheduled to adopt new benchmarks are as follows:

Energy Portfolio	MSCI US Investable Market Energy Index
Financial Services Portfolio	MSCI US Investable Market Financials Index
Health Care Portfolio	MSCI US Investable Market Health Care Index
Technology Portfolio	MSCI US Investable Market Information Technology Index
Telecommunications Portfolio	MSCI US Investable Market Telecommunications Services Index
Utilities Growth Portfolio	MSCI US Investable Market Utilities Index
Air Transportation Portfolio	MSCI US Investable Market Transportation Index
Automotive Portfolio	MSCI US Investable Market Automobiles & Components Index
Biotechnology Portfolio	MSCI US Investable Market Biotechnology Index
Brokerage and Investment Management Portfolio	MSCI US Investable Market Capital Markets Index
Chemicals Portfolio	MSCI US Investable Market Chemicals Index
Computers Portfolio	MSCI US Investable Market Computers & Peripherals Index
Defense and Aerospace Portfolio	MSCI US Investable Market Aerospace & Defense Index
Electronics Portfolio	MSCI US Investable Market Semiconductors & Semiconductor Equipment Index
Energy Service Portfolio	MSCI US Investable Market Energy Equipment & Services Index
Environmental Portfolio	MSCI US Investable Market Industrials Index
Gold Portfolio	S&P/Citigroup Global Equity Gold Index
Industrial Equipment Portfolio	MSCI US Investable Market Capital Goods Index
Insurance Portfolio	MSCI US Investable Market Insurance Index
Leisure Portfolio	MSCI US Investable Market Consumer Services Index
Medical Delivery Portfolio	MSCI US Investable Market Health Care Providers & Services Index
Medical Equipment and Systems Portfolio	MSCI US Investable Market Health Care Equipment & Supplies Index
Multimedia Portfolio	MSCI US Investable Market Media Index
Natural Gas Portfolio	S&P Custom Natural Gas Index
Networking and Infrastructure Portfolio	MSCI US Investable Market Information Technology Index
Paper and Forest Products Portfolio	MSCI US Investable Market Materials Index
Pharmaceuticals Portfolio	MSCI US Investable Market Pharmaceuticals Index
Retailing Portfolio	MSCI US Investable Market Retailing Index
Software and Computer Services Portfolio	MSCI US Investable Market Software & Services Index
Transportation Portfolio	MSCI US Investable Market Transportation Index
Wireless Portfolio	MSCI US Investable Market Telecommunications Services Index

At this time, Natural Resources Portfolio is expected to retain its current benchmark, the Goldman Sachs Natural Resources Index.

Effective October 1, 2006, the Select stock funds' hourly pricing and $7.50 exchange fee will be eliminated, and the funds' new excessive trade monitoring policy will apply. Effective October 1, 2006, exchanges between Select funds or from a Fidelity money market fund will normally be executed at the 4:00 p.m. (Eastern time) price, calculated after an order is received in proper form. Exchanges from another Fidelity stock or bond fund will continue normally to be executed at the 4:00 p.m. (Eastern time) price, calculated after an order is received in proper form.

Effective October 1, 2006, the following language will be removed from the "Fee Table" section on page 41.

Exchange fee for the Select stock funds onlyB	$7.50

BThe exchange fee will be deducted from the amount of your exchange, but you will not be charged an exchange fee if you exchange through any of Fidelity's automated exchange services.

Effective October 1, 2006, the following language will be removed from the "Valuing Shares" section on page 71.

In addition, Fidelity intends to calculate the NAV of each Select stock fund each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each Select stock fund's assets are valued as of these times for the purpose of computing the fund's hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for Select stock funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available. Prices may not be readily available in circumstances in which markets or exchanges are closed or trading is restricted; pricing services are not available or Fidelity believes that prices are not reflective of actual market value; or other conditions exist that make it impracticable to determine an hourly NAV. In the event that Fidelity suspends an hourly NAV for one or more Select funds, it may suspend hourly pricing for some or all other Select funds.

Effective October 1, 2006, the following language will be added to the "Valuing Shares" section on page 71.

While each Select stock fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Effective October 1, 2006, the funds' Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares and the following language replaces similar language in the "Buying and Selling Shares" section beginning on page 74.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions, or spreads paid to dealers who sell money market instruments to a fund), disrupting portfolio management strategies, or diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for each Select stock fund. However, there is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

FMR anticipates that shareholders will purchase and sell shares of the Select money market fund frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and the Select money market fund accommodates frequent trading.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the Select stock funds' policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from a fund. A fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The Select money market fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus. In addition to these policies, each Select stock fund imposes a short-term redemption fee on redemptions from each Select stock fund which is discussed in "Selling Shares."

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to a fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under a fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each Select stock fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the funds' satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity funds' Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity funds' Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to a fund. Short-term trading by these investors is likely to go undetected by a fund and may increase costs and disrupt portfolio management. The funds will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The Select stock funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The Select stock funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the funds' policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Effective October 1, 2006, the following language will be removed from the "Exchanging Shares" section on page 75.

  Exchanges between Select funds or from a Fidelity money market fund will normally be executed at the next hourly price calculated after your order is received in proper form. An exchange between two Select funds may be delayed in the event one of the funds suspends calculation of its hourly NAV.
  Exchanges from another Fidelity stock or bond fund will normally be executed at the 4:00 p.m. price Eastern time, calculated after your order is received in proper form.

The following information replaces the biographical information for Pharmaceuticals Portfolio found in the "Fund Management" section on page 79.

Andrew Oh is manager of Pharmaceuticals Portfolio, which he has managed since July 2006. He joined Fidelity Investments in 2006 as an equity research analyst. Prior to Fidelity, Mr. Oh was director and senior pharmaceuticals analyst for Leernik Swann & Company in New York. From 2001 to 2004, he was senior equity research associate following the U.S. large cap pharmaceuticals sector for JP Morgan Chase in New York.

The following information replaces the biographical information for Health Care Portfolio found in the "Fund Management" section on page 79.

Matthew Sabel is manager of Health Care Portfolio, which he has managed since August 2006. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

The following information replaces the biographical information for Brokerage and Investment Management Portfolio found in the "Fund Management" section on page 80.

Yolanda Taylor is manager of Brokerage and Investment Management Portfolio. Since joining Fidelity Investments in 1997, Ms. Taylor has worked as a research analyst, co-director of research and portfolio manager.

The following information replaces the biographical information for Consumer Industries Portfolio found in the "Fund Management" section on page 80.

Robert Lee is co-manager of Consumer Industries Portfolio, which he has managed since July 2006. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Martin Zinny is co-manager of Consumer Industries Portfolio, which he has managed since July 2006. Mr. Zinny joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from the University of Chicago. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999.

The following information replaces the biographical information for Automotive Portfolio found in the "Fund Management" section on page 80.

Lee Miles is manager of Automotive Portfolio, which he has managed since June 2006. Prior to joining Fidelity Investments in 2006, Mr. Miles was a vice president and research analyst for Bernstein Investment Research & Management/Alliance Capital in New York. Previously, he was an engagement manager at McKinsey & Company in Stamford, Conn.

The following information replaces the biographical information for Energy Portfolio and Natural Resources Portfolio found in the "Fund Management" section on page 80.

John Dowd is manager of Energy Portfolio and Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd was a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

The following information replaces the biographical information for Home Finance Portfolio found in the "Fund Management" section on page 80.

Richard Manuel is manager of Home Finance Portfolio, which he has managed since June 2006. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

The following information replaces the biographical information for Multimedia Portfolio found in the "Fund Management" section on page 80.

Kristina Salen is manager of Multimedia Portfolio, which she has managed since September 2006. Ms. Salen joined Fidelity Investments in 2006 as a research analyst. Previously, Ms. Salen was an assistant vice president and equity analyst at Oppenheimer Capital in New York from 2002 until 2005.